OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUED LIABILITIES [abstract]
Disclosure of other payables and accrued liabilities
26.	OTHER PAYABLES AND ACCRUED LIABILITIES

	2018*	2019*
	(restated)

Accrued payroll and welfare payable	2,017	2,128
Accrued expenses	747	1,527
Special oil gain levy payable	615	327
Royalties payable	55	81
Provision for dismantlement (note 29)	674	1,439
Deferred consideration to Arctic LNG 2 LLC	-	5,720
Other payables	9,976	9,679
	14,084	20,901

*	These amounts include balances with related parties.